CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated (Deficit)
Balance, shares at Dec. 31, 2018		4,043,002
Balance, amount at Dec. 31, 2018	$ (1,041,238)	$ 8,086	$ 484,180	$ (1,533,504)
Net (loss)	(466,577)			(466,577)
Issuance of 4,500 Shares at Private Placement Value of $3.00, shares		4,500
Issuance of 4,500 Shares at Private Placement Value of $3.00, amount	13,500	$ 9	13,491
Balance, shares at Dec. 29, 2019		4,047,502
Balance, amount at Dec. 29, 2019	(1,396,315)	$ 8,095	497,671	(1,902,081)
Net (loss)	561,178	$ 0	0	561,178
Balance, shares at Jun. 28, 2020		4,047,502
Balance, amount at Jun. 28, 2020	(835,137)	$ 8,095	497,671	(1,340,903)
Balance, shares at Dec. 29, 2019		4,047,502
Balance, amount at Dec. 29, 2019	(1,396,315)	$ 8,095	497,671	(1,902,081)
Net (loss)	791,922			791,992
Balance, shares at Jan. 03, 2021		4,047,502
Balance, amount at Jan. 03, 2021	(702,323)	$ 8,095	497,671	(1,208,089)
Balance, shares at Mar. 29, 2020		4,047,502
Balance, amount at Mar. 29, 2020	(1,512,559)	$ 8,095	497,671	(2,018,325)
Net (loss)	677,422	$ 0	0	677,422
Balance, shares at Jun. 28, 2020		4,047,502
Balance, amount at Jun. 28, 2020	(835,137)	$ 8,095	497,671	(1,340,903)
Balance, shares at Jan. 03, 2021		4,047,502
Balance, amount at Jan. 03, 2021	(702,323)	$ 8,095	497,671	(1,208,089)
Net (loss)	347,440	$ 0	0	347,440
Balance, shares at Jul. 04, 2021		4,047,502
Balance, amount at Jul. 04, 2021	(354,883)	$ 8,095	497,671	(860,649)
Balance, shares at Apr. 04, 2021		4,047,502
Balance, amount at Apr. 04, 2021	(567,399)	$ 8,095	497,671	(1,073,165)
Net (loss)	212,516	$ 0	0	212,516
Balance, shares at Jul. 04, 2021		4,047,502
Balance, amount at Jul. 04, 2021	$ (354,883)	$ 8,095	$ 497,671	$ (860,649)